6. Embedded Debt Conversion (Details - assumptions) - Embedded Derivative Financial Instruments [Member]	12 Months Ended
Dec. 31, 2015
Expected volatility	455.00%
Expected term (years)	0.40 to 2.50
Dividend yield	0.00%
Risk free rate	0.16%